CORTLAND                                  600 FIFTH AVENUE, NEW YORK, NY 10020
 TRUST, INC.                                                      (212) 830-5280
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   SUPPLEMENT DATED APRIL 20, 2001 TO THE STATEMENT OF ADDITIONAL INFORMATION
             DATED JULY 28, 2000, AS SUPPLEMENTED OCTOBER 31, 2000

          CORTLAND TRUST, INC. CONSISTING OF THE FOLLOWING PORTFOLIOS:
                       CORTLAND GENERAL MONEY MARKET FUND
                          U.S. GOVERNMENT FUND, AND THE
                           MUNICIPAL MONEY MARKET FUND

Effective March 31, 2001, Reich & Tang Asset Management L.P., the manager and investment advisor to the Cortland Funds, modified its organizational structure to become a limited liability company known as Reich & Tang Asset Management, LLC. This modification of structure does not affect the actual control or management of the manager and investment advisor and a transaction of this type is not viewed as an "assignment" under the Investment Company Act of 1940. However, the first seven paragraphs under the section "Manager and Investment Advisor" have been deleted in their entirety and replaced with the following:

MANAGER AND INVESTMENT ADVISOR

Reich & Tang Asset Management LLC, a Delaware limited liability company with its principal offices at 600 Fifth Avenue, New York, New York 10020, serves as the manager and investment advisor of the Company and its three Funds pursuant to agreements with the Funds dated October 30, 2000 (the "Management/Investment Advisory Agreements"). Under the Management/Investment Advisory Agreements, Reich & Tang Asset Management LLC (the "Manager") provides, either directly or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the Directors who are not "interested persons" of the Company, as defined by the 1940 Act, and the travel and related expenses of the Directors incident to their attending shareholders', directors' and committee meetings, (b) interest, taxes and brokerage commissions (which are expected to be insignificant), (c) extraordinary expenses, if any, including but not limited to legal claims and liabilities and litigation costs and any indemnification related thereto, (d) shareholder service or distribution fees payable by the Company under the plans of distribution described under the heading "Distributor" below, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under federal and state securities laws.

The Manager was, as of March 31, 2001, investment manager, advisor or supervisor with respect to assets aggregating in excess of $15.3 billion. The Manager currently acts as investment manager or administrator of thirteen other investment companies and also advises pension trusts, profit sharing trusts and endowments.

The Manager is a registered investment adviser whose origins date back to 1970. CDC IXIS Asset Management North America, L.P. ("CDCIAMNA") is the managing member and owner of a 99.5% membership interest in Reich & Tang Asset Management, LLC, a limited liability company. CDC IXIS Asset Management Holdings, LLC, wholly owned by CDCIAMNA, is the owner of the remaining 0.5% membership interest in the Manager. CDCIAMNA's general partner, CDC IXIS Asset Management US, LLC ("CDCIAMUS"), is a wholly-owned subsidiary of CDC IXIS Asset Management US Corporation ("CDCIAMUSC"). CDCIAMUSC is the sole limited partner of CDCIAMNA. CDCIAMUSC is a wholly-owned subsidiary of CDC IXIS Asset Management S.A., a French company ("CDCIAM"). CDCIAM is majority-owned by CDC Finance-CDC IXIS and indirectly owned, through CDC Finance-CDC IXIS, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament.

The eighteen principal subsidiaries or affiliated asset management firms of CDCIANMA, collectively, have more than $134 billion in assets under management or administration as of March 31, 2001.

In addition, any other reference to Reich & Tang Asset Management L.P. should be read as Reich & Tang Asset Management, LLC.

Live Oak Shares                             600 FIFTH AVENUE, NEW YORK, NY 10020
                                                                  (212) 830-5280
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   SUPPLEMENT DATED APRIL 20, 2001 TO THE STATEMENT OF ADDITIONAL INFORMATION
             DATED JULY 28, 2000, AS SUPPLEMENTED OCTOBER 31, 2000

                   RELATING TO THE LIVE OAK SHARES PROSPECTUS
                               DATED JULY 28, 2000

Effective March 31, 2001, Reich & Tang Asset Management L.P., the manager and investment advisor to the Cortland Funds, modified its organizational structure to become a limited liability company known as Reich & Tang Asset Management, LLC. This modification of structure does not affect the actual control or management of the manager and investment advisor and a transaction of this type is not viewed as an "assignment" under the Investment Company Act of 1940. However, the first seven paragraphs under the section "Manager and Investment Advisor" have been deleted in their entirety and replaced with the following:

MANAGER AND INVESTMENT ADVISOR

Reich & Tang Asset Management LLC, a Delaware limited liability company with its principal offices at 600 Fifth Avenue, New York, New York 10020, serves as the manager and investment advisor of the Company and its three Funds pursuant to agreements with the Funds dated October 30, 2000 (the "Management/Investment Advisory Agreements"). Under the Management/Investment Advisory Agreements, Reich & Tang Asset Management LLC (the "Manager") provides, either directly or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the Directors who are not "interested persons" of the Company, as defined by the 1940 Act, and the travel and related expenses of the Directors incident to their attending shareholders', directors' and committee meetings, (b) interest, taxes and brokerage commissions (which are expected to be insignificant), (c) extraordinary expenses, if any, including but not limited to legal claims and liabilities and litigation costs and any indemnification related thereto, (d) shareholder service or distribution fees payable by the Company under the plans of distribution described under the heading "Distributor" below, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under federal and state securities laws.

The Manager was, as of March 31, 2001, investment manager, advisor or supervisor with respect to assets aggregating in excess of $15.3 billion. The Manager currently acts as investment manager or administrator of thirteen other investment companies and also advises pension trusts, profit sharing trusts and endowments.

The Manager is a registered investment adviser whose origins date back to 1970. CDC IXIS Asset Management North America, L.P. ("CDCIAMNA") is the managing member and owner of a 99.5% membership interest in Reich & Tang Asset Management, LLC, a limited liability company. CDC IXIS Asset Management Holdings, LLC, wholly owned by CDCIAMNA, is the owner of the remaining 0.5% membership interest in the Manager. CDCIAMNA's general partner, CDC IXIS Asset Management US, LLC ("CDCIAMUS"), is a wholly-owned subsidiary of CDC IXIS Asset Management US Corporation ("CDCIAMUSC"). CDCIAMUSC is the sole limited partner of CDCIAMNA. CDCIAMUSC is a wholly-owned subsidiary of CDC IXIS Asset Management S.A., a French company ("CDCIAM"). CDCIAM is majority-owned by CDC Finance-CDC IXIS and indirectly owned, through CDC Finance-CDC IXIS, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament.

The eighteen principal subsidiaries or affiliated asset management firms of CDCIANMA, collectively, have more than $134 billion in assets under management or administration as of March 31, 2001.

In addition, any other reference to Reich & Tang Asset Management L.P. should be read as Reich & Tang Asset Management, LLC.